Debt (Details) - Vicarious Surgical US Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt (Details) [Line Items]
Company borrowing	3.50%
Due date	Apr. 01, 2024
Tranche, description			The loan consists of two tranches; a $1.5 million tranche which became available to the Company upon the close of the loan agreement in October 2020 and was available to the Company to draw through March 31, 2021. The second tranche of $2.0 million becomes available to the Company through September 30, 2021, upon the Company’s successful achievement of a milestone related to the development of the Company’s surgical robot.	The loan consists of two tranches; a $1.5 million tranche which became available to the Company upon the close of the loan agreement in October 2020 and is available to the Company through March 31, 2021. The second tranche of $2.0 million becomes available to the Company through September 30, 2021, upon the Company’s successful achievement of a milestone related to the development of the Company’s surgical robot
Term loan, description			The term loan is interest-only through September 30, 2021, at which time the company will make the first of 30 equal monthly payments of principal plus interest. Upon receipt of the second tranche, the interest-only window will be extended by six months to March 30, 2022, then followed by twenty-four equal monthly payments of principal plus interest. The term loan bears interest at a floating rate equal to the Prime Rate, but not less than a minimum rate of 3.25%. In addition, the final payment made at the earlier of the maturity of the loan or its termination is to include a deferred interest payment of 7.5% of the amount borrowed, resulting in a minimum annual rate of 5.98% to be paid to the lender. In the event the Company chooses to repay the term loan prior to the first anniversary of the term loan closing, a prepayment fee of 3% of the outstanding principal balance will apply. The prepayment fee is reduced to 2% if paid after the first anniversary date but before the second anniversary date and then is 1% thereafter. The prepayment fee does not apply if the Company and the bank agree to refinance the loan prior to maturity.	The term loan is interest-only through September 30, 2021, at which time the company will make the first of 30 equal monthly payments of principal plus interest. Upon receipt of the second tranche, the interest-only window will be extended by six months to March 30, 2022, then followed by twenty-four equal monthly payments of principal plus interest. The term loan bears interest at a floating rate equal to the Prime Rate, but not less than a minimum rate of 3.25%. In addition, the final payment made at the earlier of the maturity of the loan or its termination is to include a deferred interest payment of 7.5% of the amount borrowed, resulting in a minimum annual rate of 5.98% to be paid to the lender. In the event the Company chooses to repay the term loan prior to the first anniversary of the term loan closing, a prepayment fee of 3% of the outstanding principal balance will apply. The prepayment fee is reduced to 2% if paid after the first anniversary date but before the second anniversary date and then is 1% thereafter. The prepayment fee does not apply if the Company and the bank agree to refinance the loan prior to maturity
Company borrowed first tranche		$ 1,500
outstanding term loan			$ 1,500
Incurred expenses			100	$ 100
Amortized to interest expense			$ 9
Fair value of common stock warrant per share			$ 1.1	$ 1.1
Total financing costs			$ 85	$ 85
Equipment loans, description			The equipment loans had an aggregate principal balance of $185 at inception, with forty-eight equal monthly payments of principal and interest due beginning ninety days after taking possession of the machinery. The equipment loans are collateralized by the underlying machinery. As of June 30, 2021 and December 31, 2020, the aggregate outstanding principal balance of the equipment loans was $39 and $63, respectively, net of current portion of $47	The equipment loans had an aggregate principal balance of $185 at inception, with forty-eight equal monthly payments of principal and interest due beginning ninety days after taking possession of the machinery. The equipment loans are collateralized by the underlying machinery. As of December 31, 2020 and 2019, the aggregate outstanding principal balance of the equipment loans was $63 and $111, respectively, net of current portion of $47.
Future payments, inclusive interest				$ 7
Common Stock [Member]
Debt (Details) [Line Items]
Warrant purchase shares			77,250	77,250
Per share			$ 1.34	$ 1.34